Other Information (Schedule Of Accumulated Other Comprehensive Loss - Deferred Tax Liabilities) (Narrative) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign currency translation adjustments and other	$ (600)	$ 8,200	$ 2,559	$ (14,421)	$ 3,210